Delinquent Participant Deferrals - Additional Information (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule Of Delinquent Participant Contribution, Participant Contribution Transferred Late To Plan	$ 52,248
EBP, Schedule Of Delinquent Participant Contribution, Loan Repayments Transferred Late To Plan	$ 5,844